PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
INCOME
Interest on loans									$ 2,983	$ 2,721	$ 2,324
Total income	$ 2,696	$ 2,482	$ 2,267	$ 2,225	$ 2,097	$ 1,958	$ 1,814	$ 1,777	9,670	7,646	6,812
OTHER OPERATING EXPENSE	957	907	957	892	993	896	916	934	3,713	3,739	3,773
Income before income taxes	836	867	751	799	621	689	591	584	3,253	2,485	2,124
Income tax benefit	243	233	355	297	203	263	196	186	1,128	848	799
NET INCOME	$ 593	$ 634	$ 396	$ 502	$ 418	$ 426	$ 395	$ 398	2,125	1,637	1,325
Parent Company [Member]
INCOME
Interest on loans									94	55	48
Interest on investment and mortgage-backed securities											3
Dividend from subsidiary									1,600	1,300	1,200
Interest-earning deposits with subsidiary bank									2	2	1
Total income									1,696	1,357	1,252
OTHER OPERATING EXPENSE									127	121	125
Income (loss) before equity in undistributed earnings of subsidiary									1,569	1,236	1,127
Equity in undistributed earnings of subsidiary									540	344	170
Income before income taxes									2,109	1,580	1,297
Income tax benefit									(16)	(57)	(28)
NET INCOME									$ 2,125	$ 1,637	$ 1,325